Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Previously Reported [Member]	Stock Subscriptions [Member]	Stock Subscriptions [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Beginning balance at Dec. 31, 2020	[1]	$ 215,014						$ 3,833,891				$ (5,266)		$ (2,688,128)		$ 1,355,511
Balance, shares at Dec. 31, 2020		1,075,593
Net loss														(55,644,135)		(55,644,135)
Stock-based compensation expense								1,656,674								1,656,674
Stock option exercises		$ 518						23,745								24,263
Stock option exercises, shares		2,592
Collection of stock subscription												5,266				5,266
Series A Preferred Stock discount accretion								(373,560)								(373,560)
Series A Preferred Stock dividend accretion								(91,192)								(91,192)
Dividends on Series A Preferred Stock in common stock		$ 1,165						93,535								94,700
Dividends on Series A Preferred Stock in common stock, shares		5,183
Issuance of Series A-1 preferred stock in exchange for Series A preferred stock				$ 24,619				1,704,482								1,729,101
Issuance of Series A-1 preferred stock in exchange for Series A preferred stock, shares				123,096
Issuance of series A-1 preferred stock in exchange for commitment fee				$ 14,020				4,752,707								4,766,727
Issuance of series A-1 preferred stock in exchange for commitment fee, shares				70,099
Issuance of Series B preferred stock in Series A-1 preferred stock						$ 73,857		25,037,622								25,111,479
Issuance of Series B preferred stock in Series A-1 preferred stock, shares						369,287
Vesting of warrant upon Go Public Transaction		$ 17,007						1,984,670								2,001,677
Vesting of warrant upon Go Public Transaction, shares		85,033
Conversion of Series A-1 preferred stock into ordinary shares		$ 38,639		$ (38,639)
Conversion of Series A-1 preferred stock into ordinary shares, shares		193,195		(193,195)
Conversion of Series B preferred stock into ordinary shares		$ 71,361				$ (71,361)
Conversion of Series B preferred stock into ordinary shares, shares		356,806				(356,806)
Dividends on Series B preferred stock in Series A-1 preferred stock				$ 1,094				(1,094)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares				5,474
Issuance of ordinary shares in MTS Merger		$ 63,258						22,075,774		(29,000)						22,110,032
Issuance of ordinary shares in MTS Merger, shares		316,295
Issuance of ordinary shares in FourCubed Acquisition		$ 12,122						1,594,080								1,606,202
Issuance of ordinary shares in FourCubed Acquisition, shares		60,611
Issuance of ordinary shares, prefunded warrants and regular warrants to institutional investor		$ 28,262						9,810,449								9,838,711
Issuance of ordinary shares, prefunded warrants and regular warrants to institutional investor, shares		141,308
Ending balance at Dec. 31, 2021		$ 447,346	$ 447,346	$ 1,094	$ 1,094	$ 2,496	$ 2,496	72,101,783	$ 72,101,783	(29,000)	$ (29,000)			(58,332,263)	$ (58,332,263)	14,191,456	$ 14,191,456
Balance, shares at Dec. 31, 2021		2,236,615	2,236,615	5,474	5,474	12,481	12,481
Net loss														(7,044,529)		(7,044,529)
Stock-based compensation expense								380,685								380,685
Dividends on Series B preferred stock in Series A-1 preferred stock
Dividends on Series B preferred stock in Series A-1 preferred stock, shares
Ending balance at Mar. 31, 2022		$ 447,346		$ 1,094		$ 2,496		72,482,468		(29,000)				(65,376,792)		7,527,612
Balance, shares at Mar. 31, 2022		2,236,615		5,474		12,481
Beginning balance at Dec. 31, 2021		$ 447,346	$ 447,346	$ 1,094	$ 1,094	$ 2,496	$ 2,496	72,101,783	72,101,783	(29,000)	(29,000)			(58,332,263)	(58,332,263)	14,191,456	14,191,456
Balance, shares at Dec. 31, 2021		2,236,615	2,236,615	5,474	5,474	12,481	12,481
Net loss																(11,855,461)
Ending balance at Jun. 30, 2022		$ 447,346		$ 1,176		$ 2,496		74,347,227		(29,000)				(70,187,724)		4,581,521
Balance, shares at Jun. 30, 2022		2,236,615		5,881		12,481
Beginning balance at Dec. 31, 2021		$ 447,346	$ 447,346	$ 1,094	$ 1,094	$ 2,496	$ 2,496	72,101,783	72,101,783	(29,000)	(29,000)			(58,332,263)	(58,332,263)	14,191,456	14,191,456
Balance, shares at Dec. 31, 2021		2,236,615	2,236,615	5,474	5,474	12,481	12,481
Net loss															(15,233,378)	(15,303,402)	(15,233,378)
Stock-based compensation expense									2,486,152								2,486,152
Dividends on Series B preferred stock in Series A-1 preferred stock					$ 232				(232)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares					1,156
Issuance of ordinary shares for services			$ 4,000						168,000								172,000
Issuance of ordinary shares for services, shares			20,000
Issuance of ordinary shares in SportsHub Gaming Network Acquisition			$ 86,385						1,283,902								1,370,287
Issuance of ordinary shares in SportsHub Gaming Network Acquisition, shares			431,926
Ending balance at Dec. 31, 2022		$ 537,731	$ 537,731	$ 1,326	$ 1,326	$ 2,496	$ 2,496	76,039,605	76,039,605	(29,000)	(29,000)			(73,565,641)	(73,565,641)	2,986,517	2,986,517
Balance, shares at Dec. 31, 2022		2,688,541	2,688,541	6,630	6,630	12,481	12,481
Beginning balance at Mar. 31, 2022		$ 447,346		$ 1,094		$ 2,496		72,482,468		(29,000)				(65,376,792)		7,527,612
Balance, shares at Mar. 31, 2022		2,236,615		5,474		12,481
Net loss														(4,810,932)		(4,810,932)
Stock-based compensation expense								1,864,841								1,864,841
Dividends on Series B preferred stock in Series A-1 preferred stock				$ 82				(82)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares				407
Ending balance at Jun. 30, 2022		$ 447,346		$ 1,176		$ 2,496		74,347,227		(29,000)				(70,187,724)		4,581,521
Balance, shares at Jun. 30, 2022		2,236,615		5,881		12,481
Beginning balance at Dec. 31, 2022		$ 537,731	$ 537,731	$ 1,326	$ 1,326	$ 2,496	$ 2,496	76,039,605	76,039,605	(29,000)	(29,000)			(73,565,641)	(73,565,641)	2,986,517	2,986,517
Balance, shares at Dec. 31, 2022		2,688,541	2,688,541	6,630	6,630	12,481	12,481
Net loss														(2,823,746)		(2,823,746)
Stock-based compensation expense								152,034								152,034
Dividends on Series B preferred stock in Series A-1 preferred stock				$ 50				(50)
Dividends on Series B preferred stock in Series A-1 preferred stock, shares				250
Warrants issued in conjunction with convertible debenture								1,174,229								1,174,229
Ending balance at Mar. 31, 2023		$ 537,731		$ 1,376		$ 2,496		77,365,818		(29,000)				(76,389,387)		1,489,034
Balance, shares at Mar. 31, 2023		2,688,541		6,880		12,481
Beginning balance at Dec. 31, 2022		$ 537,731	$ 537,731	$ 1,326	$ 1,326	$ 2,496	$ 2,496	76,039,605	$ 76,039,605	(29,000)	$ (29,000)			(73,565,641)	$ (73,565,641)	2,986,517	$ 2,986,517
Balance, shares at Dec. 31, 2022		2,688,541	2,688,541	6,630	6,630	12,481	12,481
Net loss																(6,264,904)
Warrants issued in conjunction with convertible debenture																1,174,229
Ending balance at Jun. 30, 2023		$ 537,731		$ 1,426		$ 2,496		77,582,031		(29,000)				(79,879,178)		(1,784,494)
Balance, shares at Jun. 30, 2023		2,688,541		7,130		12,481
Beginning balance at Mar. 31, 2023		$ 537,731		$ 1,376		$ 2,496		77,365,818		(29,000)				(76,389,387)		1,489,034
Balance, shares at Mar. 31, 2023		2,688,541		6,880		12,481
Net loss														(3,441,158)		(3,441,158)
Stock-based compensation expense								167,630								167,630
Dividends on Series B preferred stock in Series A-1 preferred stock				50				(50)
Deemed dividend on Series B preferred stock anti-dilutive provision								48,633						(48,633)
Ending balance at Jun. 30, 2023		$ 537,731		$ 1,426		$ 2,496		$ 77,582,031		$ (29,000)				$ (79,879,178)		$ (1,784,494)
Balance, shares at Jun. 30, 2023		2,688,541		7,130		12,481

[1]	Equity structure was adjusted for all periods presented using the exchange ratio established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of the legal parent, SharpLink, Inc. (the accounting acquiree) issued in the MTS Merger (reverse acquisition). See Note 3 for a discussion of the MTS Merger.